Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Intangible Assets

The changes in the carrying amount of intangible assets during the years ended December 31, 2016, 2015 and 2014 are as follows:

Balance as of December 31, 2013	$29,157
Amortization expense	(4,010)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(156)
Balance as of December 31, 2014	24,991
Amortization expense	(4,741)
Balance as of December 31, 2015	20,250
Amortization expense	(5,053)
Balance as of December 31, 2016	$15,197

Schedule of Future Amortization of Intangible Assets

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2016:

Year ending December 31:
2017	$3,934
2018	4,284
2019	4,116
2020	2,863
2021 and thereafter	—
Total future amortization of intangible assets	$15,197